Quarterly Holdings Report
for

Fidelity Managed Retirement 2025 Fund℠

October 31, 2019

RW42-QTLY-1219
1.867292.112

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 29.5%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	26,906	$279,019
Fidelity Series Blue Chip Growth Fund (a)	35,325	490,311
Fidelity Series Commodity Strategy Fund (a)	194,162	908,679
Fidelity Series Growth Company Fund (a)	55,413	987,459
Fidelity Series Intrinsic Opportunities Fund (a)	73,775	1,187,770
Fidelity Series Large Cap Stock Fund (a)	70,064	1,053,059
Fidelity Series Large Cap Value Index Fund (a)	22,499	298,109
Fidelity Series Opportunistic Insights Fund (a)	29,411	544,098
Fidelity Series Small Cap Discovery Fund (a)	11,973	137,930
Fidelity Series Small Cap Opportunities Fund (a)	32,480	429,716
Fidelity Series Stock Selector Large Cap Value Fund (a)	64,196	808,874
Fidelity Series Value Discovery Fund (a)	43,505	575,576
TOTAL DOMESTIC EQUITY FUNDS
(Cost $7,476,484)		7,700,600

International Equity Funds - 22.3%
Fidelity Series Canada Fund (a)	14,716	160,252
Fidelity Series Emerging Markets Fund (a)	21,060	199,650
Fidelity Series Emerging Markets Opportunities Fund (a)	92,045	1,784,750
Fidelity Series International Growth Fund (a)	86,243	1,472,164
Fidelity Series International Small Cap Fund (a)	19,373	323,717
Fidelity Series International Value Fund (a)	147,448	1,447,936
Fidelity Series Overseas Fund (a)	40,702	415,164
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,573,500)		5,803,633

Bond Funds - 40.8%
Fidelity Series Corporate Bond Fund (a)	145,547	1,564,627
Fidelity Series Emerging Markets Debt Fund (a)	18,840	177,665
Fidelity Series Floating Rate High Income Fund (a)	4,124	37,941
Fidelity Series Government Bond Index Fund (a)	202,470	2,146,184
Fidelity Series High Income Fund (a)	20,480	193,744
Fidelity Series Inflation-Protected Bond Index Fund (a)	188,257	1,899,511
Fidelity Series International Credit Fund (a)	1,247	13,022
Fidelity Series Investment Grade Bond Fund (a)	193,590	2,249,520
Fidelity Series Investment Grade Securitized Fund (a)	148,749	1,542,531
Fidelity Series Long-Term Treasury Bond Index Fund (a)	68,948	681,204
Fidelity Series Real Estate Income Fund (a)	10,977	124,256
TOTAL BOND FUNDS
(Cost $10,287,975)		10,630,205

Short-Term Funds - 7.4%
Fidelity Series Government Money Market Fund 1.89% (a)(b)	387,264	387,264
Fidelity Series Short-Term Credit Fund (a)	38,443	387,886
Fidelity Series Treasury Bill Index Fund (a)	116,041	1,161,568
TOTAL SHORT-TERM FUNDS
(Cost $1,930,724)		1,936,718
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $25,268,683)		26,071,156
NET OTHER ASSETS (LIABILITIES) - 0.0%		(9,746)
NET ASSETS - 100%		$26,061,410

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$248,012	$51,671	$26,764	$--	$(1,348)	$7,448	$279,019
Fidelity Series Blue Chip Growth Fund	431,668	135,323	29,975	44,518	(1,743)	(44,962)	490,311
Fidelity Series Canada Fund	133,525	29,480	2,778	--	(23)	48	160,252
Fidelity Series Commodity Strategy Fund	747,713	178,681	20,715	6,965	(158)	3,158	908,679
Fidelity Series Corporate Bond Fund	1,169,528	396,114	24,669	14,761	(137)	23,791	1,564,627
Fidelity Series Emerging Markets Debt Fund	152,144	34,212	3,005	2,376	(113)	(5,573)	177,665
Fidelity Series Emerging Markets Fund	149,406	51,443	3,130	--	(108)	2,039	199,650
Fidelity Series Emerging Markets Opportunities Fund	1,322,221	432,023	28,220	--	(219)	58,945	1,784,750
Fidelity Series Floating Rate High Income Fund	31,721	7,316	635	493	(4)	(457)	37,941
Fidelity Series Government Bond Index Fund	1,603,702	552,630	34,082	15,612	(242)	24,176	2,146,184
Fidelity Series Government Money Market Fund 1.89%	384,354	84,767	81,857	1,980	--	--	387,264
Fidelity Series Growth Company Fund	869,187	186,961	81,216	--	12	12,515	987,459
Fidelity Series High Income Fund	160,534	37,047	3,217	2,937	(4)	(616)	193,744
Fidelity Series Inflation-Protected Bond Index Fund	1,194,423	726,697	29,220	1,340	(51)	7,662	1,899,511
Fidelity Series International Credit Fund	12,700	87	--	87	--	160	13,022
Fidelity Series International Growth Fund	1,194,661	244,340	37,464	--	(1)	70,628	1,472,164
Fidelity Series International Small Cap Fund	257,287	57,648	5,438	--	2	14,218	323,717
Fidelity Series International Value Fund	1,145,190	263,895	23,119	--	(221)	62,191	1,447,936
Fidelity Series Intrinsic Opportunities Fund	1,061,122	265,863	122,002	44,822	(2,465)	(14,748)	1,187,770
Fidelity Series Investment Grade Bond Fund	1,707,105	552,191	35,733	14,414	(129)	26,086	2,249,520
Fidelity Series Investment Grade Securitized Fund	1,210,285	356,490	24,588	17,040	(81)	425	1,542,531
Fidelity Series Large Cap Stock Fund	930,917	223,769	107,350	30,848	(563)	6,286	1,053,059
Fidelity Series Large Cap Value Index Fund	265,681	54,680	28,517	--	(12)	6,277	298,109
Fidelity Series Long-Term Treasury Bond Index Fund	1,008,689	130,659	518,604	5,363	57,205	3,255	681,204
Fidelity Series Opportunistic Insights Fund	477,186	101,070	31,151	--	13	(3,020)	544,098
Fidelity Series Overseas Fund	118,524	281,740	--	--	--	14,900	415,164
Fidelity Series Real Estate Income Fund	101,236	23,839	2,042	2,443	--	1,223	124,256
Fidelity Series Short-Term Credit Fund	384,396	83,485	81,957	2,554	290	1,672	387,886
Fidelity Series Small Cap Discovery Fund	127,535	23,746	17,023	--	(21)	3,693	137,930
Fidelity Series Small Cap Opportunities Fund	389,103	99,549	37,091	24,372	(1,061)	(20,784)	429,716
Fidelity Series Stock Selector Large Cap Value Fund	718,051	149,624	73,627	--	(148)	14,974	808,874
Fidelity Series Treasury Bill Index Fund	1,152,634	250,617	243,955	4,944	212	2,060	1,161,568
Fidelity Series Value Discovery Fund	512,425	108,969	54,915	--	(198)	9,295	575,576
	$21,372,865	$6,176,626	$1,814,059	$237,869	$48,684	$286,965	$26,071,156

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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